Document and Entity Information	3 Months Ended
Mar. 31, 2018
Document And Entity Information [Abstract]
Entity registrant name	Phillips Edison & Company, Inc.
Entity central index key	0001476204
Entity filer category	Non-accelerated Filer
Document type	S-4
Amendment flag	false
Document period end date	Mar. 31, 2018